Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Dec. 29, 2013
Schedule II-Valuation and Qualifying Accounts

Schedule II—Valuation and Qualifying Accounts.

New Media Investment Group Inc.

Valuation and Qualifying Accounts

(In Thousands)

Description	Balance at Beginning of Period	Charges to Earnings	Charges to Other Accounts		Deductions		Balance at End of Period
Allowance for doubtful accounts
Two months ended December 29, 2013	$—	$349	$—		$—		$349
Ten months ended November 6, 2013	$2,456	$1,635	$—		$(186	)(1)	$3,905
Year ended December 30, 2012	$2,976	$2,304	$—		$(2,824	)(1)	$2,456
Year ended January 1, 2012	$3,260	$3,093	$—		$(3,377	)(1)	$2,976

Deferred tax valuation allowance
Two months ended December 29, 2013	$166,911	$(2,142)	$—		$—		$164,769
Ten months ended November 6, 2013	$444,590	$(59,839)	$(20,412	)(2)	$(197,428	)(3)	$166,911
Year ended December 30, 2012	$432,954	$11,795	$(159	)(2)	$—		$444,590
Year ended January 1, 2012	$430,247	$6,551	$(3,844	)(2)	$—		$432,954

(1)	Amounts are primarily related to the write off of fully reserved accounts receivable.
(2)	Amount is primarily related to the tax effects of the change in derivative value and is recorded in accumulated other comprehensive income (loss).
(3)	Amount primarily relates to the reduction of tax attributes related to the cancellation of indebtedness and other fresh start adjustments.

All other schedules are omitted because the conditions requiring their filing do not exist, or because the required information is provided in the Consolidated Financial Statements, including the notes thereto.